Net Income (Loss) Per Share Attributable to Common Stockholders (Details) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income (loss)	$ (417,843)	$ (2,588,670)	$ 355,051	$ (1,774,691)	$ (3,006,513)	$ (1,419,640)	$ 4,075,806	$ (13,922,930)
VELODYNE LIDAR, INC AND SUBSIDIARIES
Numerator:
Net income (loss)					(33,112,000)	(11,658,000)		(67,226,000)	$ (62,300,000)	$ 15,761,000
Less: undistributed earnings to participating securities										(3,622,000)
Net Income (Loss) Available to Common Stockholders, Basic, Total					(33,112,000)	(11,658,000)		(67,226,000)	(62,300,000)	12,139,000
Add: adjustments to undistributed earnings to participating securities										189,000
Diluted					$ (33,112,000)	$ (11,658,000)		$ (67,226,000)	$ (62,300,000)	$ 12,328,000
Denominator:
Weighted-average shares of common stock - basic					34,252,578	34,252,578		34,252,578	34,320,311	34,325,728
Effect of dilutive stock options										2,453,973
Weighted-average shares of common stock - diluted					34,252,578	34,252,578		34,252,578	34,320,311	36,779,701
Basic					$ (0.97)	$ (0.34)		$ (1.96)	$ (1.82)	$ 0.35
Diluted					$ (0.97)	$ (0.34)		$ (1.96)	$ (1.82)	$ 0.34